S000005573 [Member] Expense Example - Nuveen Strategic Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 503
Expense Example, with Redemption, 3 Years	680
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,442
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,912
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	763
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	$ 666